Personnel Costs - Schedule of Personnel Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
PersonnelCostsLineItems [Line Items]
Salaries	$ 35,661	$ 42,902	$ 46,414
Share based compensation	17,918	23,471	30,992
Personnel Costs
PersonnelCostsLineItems [Line Items]
Salaries	16,790	18,590	14,616
Social security and other employment charges	916	792	771
Salaries and other charges	17,706	19,382	15,387
Share based compensation	17,918	23,471	30,992
Pension charges	37	49	35
Personnel costs	$ 35,661	$ 42,902	$ 46,414